Shareholders’ Equity (Deficit) - Schedule of Status of Options to Employees (Details) - Share Option Plan [Member]	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Schedule of Status of Options to Employees [Line Items]
Number of options, Outstanding beginning balance | shares	254,437
Weighted average exercise price, Outstanding beginning balance | $ / shares	$ 22.41
Aggregate intrinsic value, Outstanding beginning balance | $
Weighted average remaining contractual life (years), Outstanding beginning balance	8 years 2 months 26 days
Number of options, Granted | shares	1,623,474
Weighted average exercise price, Granted | $ / shares	$ 4.59
Number of options, Forfeited | shares	(54,952)
Weighted average exercise price, Forfeited | $ / shares	$ 8.71
Number of options, Expired | shares	(8,408)
Weighted average exercise price, Expired | $ / shares	$ 74
Number of options, Outstanding ending balance | shares	1,814,551
Weighted average exercise price, Outstanding ending balance | $ / shares	$ 6.65
Aggregate intrinsic value, Outstanding ending balance | $
Weighted average remaining contractual life (years), Outstanding ending balance	9 years 1 month 20 days
Number of options, Exercisable options | shares	267,776
Weighted average exercise price, Exercisable options | $ / shares	$ 15.19
Aggregate intrinsic value, Exercisable options | $
Weighted average remaining contractual life (years), Exercisable options	8 years 10 days
Number of options, Vested and expected to vest | shares	1,401,951
Weighted average exercise price, Vested and expected to vest | $ / shares	$ 7.24
Aggregate intrinsic value, Vested and expected to vest | $
Weighted average remaining contractual life (years), Vested and expected to vest	9 years 1 month 20 days